INVESTMENTS IN SUBSIDIARIES - Financial information of subsidiaries that have material NCIs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries
Profit/(loss) attributable to material NCIs	$ 59	$ 72	$ 78
KaR-Tel
Investments in subsidiaries
Equity interest held by NCIs	25.00%	25.00%
Book values of material NCIs	$ 70	$ 58
Profit/(loss) attributable to material NCIs	$ 45	$ 51
KGL
Investments in subsidiaries
Equity interest held by NCIs	10.40%	0.00%
Book values of material NCIs	$ 135	$ 0
Profit/(loss) attributable to material NCIs	$ 13	$ 0